UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21226
Eaton Vance Insured Ohio Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building,
255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2007

Item 1. Schedule of Investments

Eaton Vance Insured Ohio Municipal Bond Fund                                                                           as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 171.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 5.0%
$1,821	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/29 (1)	$1,882,752
		$1,882,752
Escrowed/Prerefunded — 3.3%
$179	Ohio Higher Educational Facilities Authority, (Oberlin College), Prerefunded to 10/1/09, 5.00%, 10/1/29 (1)	$181,798
210	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	223,366
790	Puerto Rico Electric Power Authority, Prerefunded to 7/1/13, 5.125%, 7/1/29	840,283
		$1,245,447
Hospital — 6.4%
$900	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$947,142
500	Miami, (Upper Valley Medical Center), 5.25%, 5/15/26	514,080
1,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	942,000
		$2,403,222
Insured-Electric Utilities — 20.7%
$1,500	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	$1,503,660
4,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	1,754,560
1,775	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	738,968
5,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	1,982,150
1,800	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (1)	1,812,618
		$7,791,956
Insured-Escrowed/Prerefunded — 28.1%
$420	Cleveland, Airport System, (FSA), Prerefunded to 1/1/10, 5.00%, 1/1/31	$434,893
1,500	Columbus, School District, (FSA), Prerefunded to 12/1/14, 5.00%, 12/1/32	1,592,985
2,500	Olentangy, School District, (School Facility Construction and Improvements), (MBIA), Prerefunded to 12/1/12, 5.00%, 12/1/30	2,622,575
2,500	Springboro, Community School District, (MBIA), Prerefunded to 6/1/14, 5.00%, 12/1/32	2,645,900

$2,600	Trotwood-Madison, City School District, (School Improvements), (FGIC), Prerefunded to 12/1/12, 5.00%, 12/1/30	$2,727,478
500	University of Akron, (FGIC), Prerefunded to 1/1/10, Variable Rate, 7.43%, 1/1/29 (2)(3)	553,200
		$10,577,031
Insured-General Obligations — 28.7%
$1,500	Ashtabula, School District, (Construction Improvements), (FGIC), 5.00%, 12/1/30 (4)	$1,537,125
810	Cleveland, (FGIC), 4.75%, 11/15/25	820,481
655	Cleveland, (FGIC), 4.75%, 11/15/27	660,364
1,000	Cleveland, Municipal School District, (FSA), 5.00%, 12/1/27	1,032,120
2,075	Cuyahoga, Community College District, (AMBAC), 5.00%, 12/1/32	2,132,229
1,100	Olentangy, School District, (FSA), 4.50%, 12/1/32	1,064,030
475	Pickerington Local School District, (MBIA), 4.25%, 12/1/34	436,397
2,400	Plain, School District, (FGIC), 0.00%, 12/1/27	888,936
500	Tecumseh, School District, (FGIC), 4.75%, 12/1/31	502,935
420	Trotwood-Madison, City School District, (School Improvements), (FSA), 4.50%, 12/1/30	406,686
275	Wauseon, Exempt Village School District, (Classroom Facilities and School Improvements), (FSA), 4.25%, 12/1/34	252,533
1,000	Zanesville, School District, (School Improvements), (MBIA), 5.05%, 12/1/29	1,036,170
		$10,770,006
Insured-Hospital — 6.9%
$1,000	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/32	$1,025,970
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.125%, 5/15/28	1,555,305
		$2,581,275
Insured-Lease Revenue/Certificates of Participation — 14.5%
$1,000	Cleveland, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/27	$1,023,480
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (1)	830,870
2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36 (1)	2,331,480
235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	245,603
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	1,022,990
		$5,454,423

Insured-Pooled Loans — 2.3%
$850	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27 (1)	$872,232
		$872,232
Insured-Public Education — 14.2%
$3,000	Cincinnati, Technical and Community College, (AMBAC), 5.00%, 10/1/28	$3,085,740
1,170	Ohio University, (FSA), 5.25%, 12/1/23	1,235,111
1,000	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	1,026,300
		$5,347,151
Insured-Sewer Revenue — 4.8%
$1,100	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$1,072,214
750	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/47	734,783
		$1,806,997
Insured-Special Tax Revenue — 13.1%
$4,315	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/22	$2,133,336
5,000	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/23	2,346,550
1,000	Hamilton County, Sales Tax, (AMBAC), 0.00%, 12/1/24	445,900
		$4,925,786
Insured-Transportation — 11.1%
$3,580	Cleveland, Airport System, (FSA), 5.00%, 1/1/31	$3,629,905
500	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)	552,930
		$4,182,835
Pooled Loans — 7.3%
$1,500	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,522,770
1,140	Rickenbacker, Port Authority, 5.375%, 1/1/32 (1)	1,205,835
		$2,728,605
Private Education — 5.1%
$850	Ohio Higher Educational Facilities Authority, (John Carroll University), 5.25%, 11/15/33	$885,199
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/33	1,024,460
		$1,909,659
Total Tax-Exempt Investments — 171.5% (identified cost $62,487,256)		$64,479,377
Other Assets, Less Liabilities — (13.3)%		$(5,007,639)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.2)%		$(21,872,842)
Net Assets Applicable to Common Shares — 100.0%		$37,598,896

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2007, 84.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 20.5% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2007.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the aggregate value of the securities is $553,200 or 1.5% of the net assets applicable to common shares.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/07	83 U.S. Treasury Bond	Short	$(9,035,824)	$(8,943,250)	$92,574

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Unrealized Appreciation (Depreciation)
Merrill Lynch Capital Services, Inc.	$1,500,000	4.006%	USD-BMA Municipal Swap Index	August 7, 2007/ August 7, 2037	$61,198
Citibank, N.A.	$1,500,000	3.925%	USD-BMA Municipal Swap Index	August 16, 2007/ August 16, 2027	51,449
Lehman Brothers, Inc.	$1,475,000	5.956%	3-month USD-LIBOR-BBA	March 25, 2008/ March 25, 2038	(24,560)
					$88,087

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$56,524,008
Gross unrealized appreciation	$2,377,346
Gross unrealized depreciation	(326,977)
Net unrealized appreciation	$2,050,369

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Ohio Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 27, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 27, 2007